Employee Benefit Plans - Schedule of Changes in Projected Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Opening balance sheet liability / (asset) (funded status)	$ 1,759	$ 4,769	$ 6,768
Net service cost	237	213	263
Net interest cost / (credit)	(32)	(105)	(148)
Amortization of net (gain) / loss		152	270
Amortization of prior service cost / (credit)	(26)	(28)	(12)
Settlement / curtailment cost / (credit)			(194)
Currency translation adjustment	(2)	(5)	6
Total net periodic benefit cost / (credit)	177	227	185
Actuarial (gain) / loss on liabilities from changes to financial assumptions	1,005	(3,001)	(420)
Actuarial (gain) / loss on liabilities from changes to demographic assumptions			(645)
Actuarial (gain) / loss on liabilities due to experience	(399)	109	(342)
Actuarial (gain) / loss on assets	501	82	224
Prior service cost for the current period	(19)		(123)
Amortization of net (gain) / loss		(152)	(270)
Amortization of prior service cost / (credit)	26	28	12
Currency translation adjustment	37	0	(8)
Total (gain) / loss recognized via other comprehensive income	1,151	(2,934)	(1,572)
Employer contributions paid in the year	(184)	(190)	(263)
Cashflow required to pay benefit payments	(22)	(24)	(116)
Total cashflow	(206)	(214)	(379)
Currency translation adjustment	120	(89)	(233)
Closing balance sheet liability / (asset) (funded status)	3,001	1,759	4,769
Reconciliation of unrecognized (gain) / loss
Unrecognized (gain) / loss at beginning of year	(338)	2,651	4,237
Amortization during the year		(152)	(270)
Actuarial (gain) / loss on liabilities	606	(2,892)	(1,407)
Currency translation adjustment	(8)	(27)	(133)
Unrecognized (gain) / loss at year-end	795	(338)	2,651
Reconciliation of unrecognized prior service cost / (credit)
Unrecognized prior service cost / (credit) at beginning of year	(503)	(537)	(440)
Amortization during the year	26	28	12
Currency translation adjustment	(46)	6	14
Unrecognized prior service cost / (credit) at year-end	(542)	(503)	(537)
Amounts recognized in accumulated other comprehensive income
Net loss / (gain)	795	(338)	2,651
Prior service cost / (credit)	(542)	(503)	(537)
Deficit	253	(841)	2,114
Estimated amount to be amortized from accumulated other comprehensive income into net periodic benefit cost / (credit) over next fiscal year
Net loss / (gain)		152	270
Prior service cost / (credit)	$ (26)	$ (28)	$ (12)